UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E    F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Midcap Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through April 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Midcap Index Fund produced a total return of 1.82%.1 In comparison, the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 2.04% for the same period.2,3

Midcap stocks posted mildly positive total returns, on average, over the reporting period, masking heightened market volatility stemming from various global and domestic economic developments. The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index is composed of 400 stocks of midsized domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 400 Index.

Mildly Positive Returns Masked Heightened Volatility

Midcap stock prices generally proved volatile over the last two months of 2015, losing a degree of value when investor sentiment vacillated between concerns about the global economy and optimism regarding job growth and other positive developments in the United States. In January 2016, disappointing economic data from China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery, and Japan surprised investors by adopting negative short-term interest rates for the first time. Consequently, U.S. stocks declined particularly sharply in January.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through March and, to a lesser extent, April after the Fed indicated that it would proceed cautiously in implementing additional 2016 rate hikes, commodity prices began to rebound, and central banks in China and Europe adopted additional monetary easing programs. Investors responded to these developments with renewed confidence, enabling the S&P 400 Index to end the reporting period with a modestly positive total return.

DISCUSSION OF FUND PERFORMANCE (continued)

Divergent Returns across Market Sectors

The various sectors that comprise the S&P 400 Index produced disparate returns over the reporting period. The materials sector fared best, experiencing a sharp rebound from earlier weakness when fears of a more severe economic slowdown in China moderated and commodity prices began to recover. In particular, U.S. steelmakers benefited from higher prices, and chemicals producers advanced on the strength of a growing domestic housing market and greater mergers-and-acquisitions activity.

The utilities sector benefited during the reporting period’s low interest-rate environment from investors’ preferences for traditionally defensive companies with competitive dividend yields, stable earnings, and strong cash flows. The industrials sector also outperformed market averages due to the impact of intensifying mergers-and-acquisitions activity. In addition, rising demand for homecare products, such as landscaping equipment, benefited certain companies with little exposure to troubled overseas markets. Providers of commercial services and supplies also boosted returns in the industrials sector.

Detractors from the S&P 400 Index’s results over the reporting period were led by the information technology sector, where slowing demand from cable television companies undermined revenues for communications equipment providers as more consumers switched to Internet-based entertainment and information providers. Moreover, a number of software developers and semiconductor manufacturers saw their stocks decline when investors favored more defensive market segments. In the energy sector, low oil-and-gas prices resulted in falling demand for small-cap energy services providers, such as independently owned offshore drillers, and demand had not yet returned to previous levels when commodity prices later began to rebound.

Replicating the Performance of the S&P 400 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track, commodity prices have stabilized, and aggressively accommodative monetary policies remain at work in international markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

¹  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

²  SOURCE: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsized company segment of the U.S. market. Investors cannot invest directly in any index.

3  “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,018.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 97.5%	Shares		Value ($)
Automobiles & Components - .6%
Dana Holding	309,547		4,002,443
Gentex	595,742	[a]	9,555,702
Thor Industries	94,910		6,076,138
			19,634,283
Banks - 6.4%
Associated Banc-Corp	311,273		5,677,620
BancorpSouth	176,992		4,157,542
Bank of Hawaii	90,510	[a]	6,191,789
Bank of the Ozarks	169,475	[a]	6,999,317
Cathay General Bancorp	152,294		4,648,013
Commerce Bancshares	171,848		8,045,923
Cullen/Frost Bankers	112,579	[a]	7,203,930
East West Bancorp	298,327		11,184,279
F.N.B.	435,478		5,757,019
First Horizon National	491,273		6,917,124
First Niagara Financial Group	743,429		7,850,610
FirstMerit	347,305		7,696,279
Fulton Financial	354,843		4,964,254
Hancock Holding	163,667		4,250,432
International Bancshares	114,523		2,999,357
New York Community Bancorp	1,006,741		15,131,317
PacWest Bancorp	237,305		9,487,454
PrivateBancorp	164,886		6,860,906
Prosperity Bancshares	136,475		7,201,786
Signature Bank	110,278	[b]	15,199,617
SVB Financial Group	106,964	[b]	11,154,206
Synovus Financial	264,572		8,244,064
TCF Financial	349,041		4,760,919
Trustmark	139,820		3,426,988
Umpqua Holdings	461,628		7,307,571
Valley National Bancorp	465,870		4,407,130
Washington Federal	188,238		4,572,301
Webster Financial	188,105		6,892,167
			199,189,914
Capital Goods - 10.9%
A.O. Smith	154,714		11,947,015
Acuity Brands	91,189	[a]	22,240,085

Common Stocks - 97.5% (continued)	Shares		Value ($)
Capital Goods - 10.9% (continued)
AECOM	316,388	[b]	10,279,446
AGCO	145,626	[a]	7,786,622
B/E Aerospace	213,459		10,380,511
Carlisle	133,981		13,652,664
CLARCOR	100,811		5,924,662
Crane	102,937		5,720,209
Curtiss-Wright	93,362		7,149,662
Donaldson	255,933	[a]	8,363,890
Esterline Technologies	61,790	[b]	4,242,501
Fortune Brands Home & Security	326,111		18,069,811
GATX	87,358		4,013,227
Graco	115,262		9,035,388
Granite Construction	81,275		3,624,052
Hubbell	110,504		11,686,903
Huntington Ingalls Industries	96,949		14,035,307
IDEX	157,254		12,879,103
ITT	187,637		7,199,632
Joy Global	204,703	[a]	4,360,174
KBR	291,524		4,536,113
Kennametal	163,316		3,818,328
KLX	109,150	[a]	3,680,538
Lennox International	83,102		11,214,615
Lincoln Electric Holdings	133,867		8,389,445
MSC Industrial Direct, Cl. A	99,223		7,689,782
Nordson	112,124		8,603,275
NOW	221,016	[a,b]	3,991,549
Orbital ATK	121,929		10,607,823
Oshkosh	153,068	[a]	7,477,372
Regal Beloit	92,861		5,982,106
Teledyne Technologies	72,006	[b]	6,692,958
Terex	225,784		5,393,980
Timken	143,050		5,096,872
Toro	113,843		9,841,727
Trinity Industries	314,147		6,129,008
Triumph Group	104,359		3,775,709
Valmont Industries	47,199		6,625,796
Wabtec	191,753	[a]	15,902,076
Watsco, Cl. A	53,984		7,259,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Capital Goods - 10.9% (continued)
Woodward	115,701		6,272,151
			341,571,315
Commercial & Professional Services - 2.6%
CEB	67,573		4,168,578
Clean Harbors	107,696	[b]	5,320,182
Copart	213,265	[b]	9,136,273
Deluxe	101,746		6,387,614
FTI Consulting	85,501	[b]	3,445,690
Herman Miller	126,445		3,814,846
HNI	92,214		4,031,596
Manpowergroup	149,559		11,520,530
MSA Safety	65,671		3,158,118
R.R. Donnelley & Sons	437,552	[a]	7,613,405
Rollins	195,725		5,259,131
Waste Connections	253,336		17,044,446
			80,900,409
Consumer Durables & Apparel - 3.5%
Brunswick	188,788		9,067,488
CalAtlantic Group	158,996	[b]	5,146,700
Carter's	108,119		11,533,054
Deckers Outdoor	66,814	[a,b]	3,862,517
Fossil Group	85,821	[a,b]	3,475,751
Kate Spade & Company	268,819	[b]	6,916,713
KB Home	182,398	[a]	2,475,141
M.D.C. Holdings	82,569	[a]	2,032,023
NVR	7,614	[b]	12,649,062
Polaris Industries	126,162	[a]	12,348,737
Skechers USA, Cl. A	273,763	[b]	9,047,867
Tempur Sealy International	129,552	[a,b]	7,859,920
Toll Brothers	324,243	[b]	8,851,834
TRI Pointe Group	304,306	[b]	3,529,950
Tupperware Brands	105,988	[a]	6,154,723
Vista Outdoor	126,741	[b]	6,081,033
			111,032,513
Consumer Services - 2.8%
Brinker International	117,368		5,436,486
Buffalo Wild Wings	38,706	[a,b]	5,173,444
Cheesecake Factory	93,952		4,792,492
Cracker Barrel Old Country Store	50,165	[a]	7,344,658

Common Stocks - 97.5% (continued)	Shares		Value ($)
Consumer Services - 2.8% (continued)
DeVry Education Group	114,525	[a]	1,987,009
Domino's Pizza	103,171		12,471,310
Dunkin' Brands Group	191,781	[a]	8,917,816
Graham Holdings, Cl. B	9,078		4,326,030
International Speedway, Cl. A	55,501		1,858,728
Jack in the Box	72,234		4,879,407
Panera Bread, Cl. A	48,083	[b]	10,313,323
Service Corporation International	407,384		10,864,931
Sotheby's	113,788	[a]	3,099,585
Wendy's	455,416		4,945,818
			86,411,037
Diversified Financials - 3.5%
CBOE Holdings	170,916	[a]	10,589,955
Eaton Vance	240,135		8,291,862
FactSet Research Systems	85,310		12,860,482
Federated Investors, Cl. B	196,510		6,209,716
Janus Capital Group	306,044		4,468,242
MarketAxess Holdings	77,801	[a]	9,550,851
MSCI	185,544		14,090,211
Raymond James Financial	265,197		13,835,327
SEI Investments	284,776		13,692,030
SLM	895,379	[b]	6,061,716
Stifel Financial	144,873	[b]	4,767,770
Waddell & Reed Financial, Cl. A	167,762		3,412,279
WisdomTree Investments	237,454	[a]	2,585,874
			110,416,315
Energy - 3.7%
CONSOL Energy	476,521	[a]	7,171,641
Denbury Resources	708,850	[a]	2,736,161
Dril-Quip	77,578	[b]	5,028,606
Energen	203,275		8,637,155
Ensco, Cl. A	592,600		7,087,496
Gulfport Energy	255,451	[b]	7,995,616
HollyFrontier	365,572		13,014,363
Nabors Industries	583,791		5,721,152
Noble	497,333	[a]	5,585,050
Oceaneering International	200,964		7,365,331
Oil States International	104,430	[b]	3,617,455
Patterson-UTI Energy	306,201		6,047,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Energy - 3.7% (continued)
QEP Resources	397,077		7,119,591
Rowan Cos	263,452		4,955,532
SM Energy	142,742	[a]	4,447,841
Superior Energy Services	315,667		5,322,146
Western Refining	140,074	[a]	3,748,380
World Fuel Services	148,410		6,935,199
WPX Energy	489,631	[b]	4,729,835
			117,266,020
Food & Staples Retailing - .8%
Casey's General Stores	80,994		9,071,328
Sprouts Farmers Markets	292,806	[a,b]	8,219,064
SUPERVALU	539,623	[b]	2,714,304
United Natural Foods	103,530	[b]	3,692,915
			23,697,611
Food, Beverage & Tobacco - 2.7%
Boston Beer, Cl. A	19,357	[a,b]	3,021,241
Dean Foods	188,339	[a]	3,245,081
Flowers Foods	391,638		7,503,784
Hain Celestial Group	213,852	[b]	8,951,845
Ingredion	148,802		17,125,622
Lancaster Colony	40,039		4,664,544
Post Holdings	132,913	[b]	9,548,470
Snyder's-Lance	164,499		5,259,033
Tootsie Roll Industries	37,127	[a]	1,323,206
TreeHouse Foods	116,907	[a,b]	10,334,579
WhiteWave Foods, Cl. A	365,110	[b]	14,681,073
			85,658,478
Health Care Equipment & Services - 6.0%
ABIOMED	80,756	[b]	7,844,638
Align Technology	150,171	[b]	10,840,844
Allscripts Healthcare Solutions	398,172	[b]	5,335,505
AmSurg	111,137	[a,b]	8,999,874
Community Health Systems	238,201	[b]	4,544,875
Cooper	100,179		15,335,401
Halyard Health	97,648	[b]	2,749,768
Hill-Rom Holdings	118,134		5,711,779
IDEXX Laboratories	187,000	[b]	15,773,450
LifePoint Health	89,396	[b]	6,039,594
LivaNova	87,327	[b]	4,604,753

Common Stocks - 97.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 6.0% (continued)
MEDNAX	194,282	[b]	13,850,364
Molina Healthcare	85,324	[a,b]	4,416,370
Owens & Minor	130,430	[a]	4,746,348
ResMed	289,856	[a]	16,173,965
STERIS	177,881	[a]	12,570,850
Teleflex	86,193		13,427,146
Tenet Healthcare	204,566	[a,b]	6,482,697
VCA	167,461	[b]	10,545,019
WellCare Health Plans	92,369	[b]	8,312,286
West Pharmaceutical Services	149,943		10,675,942
			188,981,468
Household & Personal Products - .6%
Avon Products	898,406		4,231,492
Edgewell Personal Care	122,937		10,089,440
Energizer Holdings	128,458		5,586,638
			19,907,570
Insurance - 5.3%
Alleghany	32,210	[b]	16,790,429
American Financial Group	148,439		10,258,619
Arthur J. Gallagher & Co.	366,417		16,869,839
Aspen Insurance Holdings	128,075		5,936,276
Brown & Brown	240,834		8,455,682
CNO Financial Group	368,799		6,774,838
Endurance Specialty Holdings	127,724		8,171,782
Everest Re Group	89,006		16,457,209
First American Financial	228,403		8,227,076
Genworth Financial, Cl. A	1,042,391	[b]	3,575,401
Kemper	99,495		3,080,365
Mercury General	75,036	[a]	3,969,404
Old Republic International	505,358		9,344,069
Primerica	99,615	[a]	4,936,919
Reinsurance Group of America	135,057		12,860,128
RenaissanceRe Holdings	89,472		9,923,340
The Hanover Insurance Group	88,677		7,604,940
W.R. Berkley	204,872		11,472,832
			164,709,148
Materials - 7.3%
Albemarle	232,406		15,375,981
Allegheny Technologies	225,505	[a]	3,684,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Materials - 7.3% (continued)
AptarGroup	130,257		9,899,532
Ashland	130,910		14,609,556
Bemis	195,971		9,833,825
Cabot	130,912		6,387,196
Carpenter Technology	96,419	[a]	3,414,197
Commercial Metals	245,224	[a]	4,394,414
Compass Minerals International	70,210	[a]	5,262,942
Domtar	130,414		5,039,197
Eagle Materials	102,724		7,613,903
Greif, Cl. A	52,184		1,810,785
Louisiana-Pacific	298,090	[b]	5,067,530
Minerals Technologies	71,657		4,292,254
NewMarket	20,839		8,461,884
Olin	343,285		7,480,180
Packaging Corporation of America	196,840		12,770,979
PolyOne	179,305		6,451,394
Reliance Steel & Aluminum	148,955		11,018,201
Royal Gold	135,538	[a]	8,487,390
RPM International	275,112		13,901,409
Scotts Miracle-Gro, Cl. A	93,420		6,612,268
Sensient Technologies	94,413		6,349,274
Silgan Holdings	84,286		4,276,672
Sonoco Products	209,276		9,812,952
Steel Dynamics	503,883		12,702,890
United States Steel	304,553	[a]	5,820,008
Valspar	150,447		16,051,190
Worthington Industries	95,600		3,608,900
			230,491,655
Media - 1.5%
AMC Networks, Cl. A	126,373	[a,b]	8,243,311
Cable One	9,167		4,207,286
Cinemark Holdings	221,005		7,657,823
DreamWorks Animation SKG, Cl. A	149,114	[a,b]	5,952,631
John Wiley & Sons, Cl. A	101,010		5,009,086
Live Nation Entertainment	304,378	[b]	6,538,039
Meredith	77,822		3,993,047
New York Times, Cl. A	248,352	[a]	3,183,873
Time	215,729		3,171,216
			47,956,312

Common Stocks - 97.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Akorn	167,072	[a,b]	4,251,982
Bio-Rad Laboratories, Cl. A	43,329	[b]	6,146,219
Bio-Techne	77,971		7,265,338
Catalent	202,270	[b]	5,973,033
Charles River Laboratories International	97,860	[b]	7,757,362
Mettler-Toledo International	55,825	[b]	19,982,559
PAREXEL International	112,514	[a,b]	6,874,605
Prestige Brands Holdings	108,911	[a,b]	6,183,967
United Therapeutics	94,005	[b]	9,889,326
			74,324,391
Real Estate - 10.1%
Alexander & Baldwin	94,151		3,600,334
Alexandria Real Estate Equities	151,945	[c]	14,123,288
American Campus Communities	269,901	[c]	12,078,070
Camden Property Trust	179,969	[c]	14,528,897
Care Capital Properties	176,603	[c]	4,710,002
Communications Sales & Leasing	250,424	[c]	5,817,350
Corporate Office Properties Trust	194,416	[c]	4,992,603
Corrections Corporation of America	245,612	[c]	7,471,517
DCT Industrial Trust	182,062		7,349,843
Douglas Emmett	290,333	[c]	9,421,306
Duke Realty	716,005	[c]	15,659,029
EPR Properties	132,489	[c]	8,728,375
Equity One	185,397	[c]	5,246,735
First Industrial Realty Trust	244,627	[c]	5,611,743
Healthcare Realty Trust	214,481	[c]	6,494,485
Highwoods Properties	199,284	[c]	9,312,541
Hospitality Properties Trust	317,212	[c]	8,117,455
Jones Lang LaSalle	93,431		10,760,448
Kilroy Realty	191,028	[c]	12,380,525
Lamar Advertising, Cl. A	170,144		10,555,734
LaSalle Hotel Properties	231,880	[c]	5,541,932
Liberty Property Trust	301,774	[c]	10,531,913
Mack-Cali Realty	183,984	[c]	4,702,631
Mid-America Apartment Communities	156,145	[c]	14,944,638
National Retail Properties	292,083	[c]	12,781,552
Omega Healthcare Investors	342,979	[a,c]	11,582,401
Post Properties	109,946	[c]	6,306,503
Potlatch	86,505	[c]	3,046,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Real Estate - 10.1% (continued)
Rayonier	255,054	[c]	6,294,733
Regency Centers	202,065	[a,c]	14,892,190
Senior Housing Properties Trust	496,916	[c]	8,735,783
Sovran Self Storage	81,691	[c]	8,677,218
Tanger Factory Outlet Centers	198,700	[c]	6,970,396
Taubman Centers	124,938	[c]	8,676,944
Urban Edge Properties	189,800	[c]	4,923,412
Weingarten Realty Investors	236,514	[c]	8,732,097
WP GLIMCHER	382,534		4,012,782
			318,314,111
Retailing - 3.7%
Aaron's	135,025		3,539,005
Abercrombie & Fitch, Cl. A	141,970	[a]	3,794,858
American Eagle Outfitters	342,736	[a]	4,904,552
Ascena Retail Group	356,066	[b]	3,136,941
Big Lots	102,099		4,682,260
Cabela's	99,527	[b]	5,190,333
Chico's FAS	279,564		3,525,302
CST Brands	157,151		5,935,593
Dick's Sporting Goods	186,828		8,657,610
GameStop, Cl. A	218,301	[a]	7,160,273
Guess?	131,763	[a]	2,417,851
HSN	65,072		3,450,768
J.C. Penney	628,350	[a,b]	5,831,088
LKQ	633,530	[b]	20,304,636
Murphy USA	81,524	[b]	4,681,108
Office Depot	1,025,439	[b]	6,029,581
Pool	88,052		7,696,625
Restoration Hardware Holdings	77,208	[a]	3,340,790
Williams-Sonoma	170,531	[a]	10,023,812
			114,302,986
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices	1,359,196	[a,b]	4,825,146
Cree	211,449	[a,b]	5,182,615
Cypress Semiconductor	646,928	[a]	5,841,760
Fairchild Semiconductor International	232,898	[b]	4,657,960
Integrated Device Technology	281,483	[b]	5,426,992
Intersil, Cl. A	271,371		3,172,327
Microsemi	233,083	[b]	7,875,875

Common Stocks - 97.5% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 1.7% (continued)
Silicon Laboratories	81,740	[b]	3,825,432
Synaptics	76,923	[a,b]	5,503,841
Teradyne	423,768		8,013,453
			54,325,401
Software & Services - 8.1%
ACI Worldwide	243,490	[b]	4,867,365
Acxiom	160,827	[b]	3,533,369
ANSYS	183,941	[b]	16,696,325
Broadridge Financial Solutions	246,046		14,723,393
Cadence Design Systems	632,207	[b]	14,660,880
CDK Global	321,469		15,292,280
CommVault Systems	87,045	[b]	3,809,960
Computer Sciences	288,748		9,566,221
comScore	94,911	[b]	2,906,175
Convergys	198,696		5,265,444
CoreLogic	185,251	[b]	6,572,705
DST Systems	65,994		7,964,156
Fair Isaac	65,177		6,955,038
Fortinet	305,213	[b]	9,922,475
Gartner	171,772	[b]	14,973,365
j2 Global	97,113		6,168,618
Jack Henry & Associates	164,596		13,337,214
Leidos Holdings	131,762		6,536,713
Manhattan Associates	151,465	[b]	9,169,691
MAXIMUS	136,111		7,200,272
Mentor Graphics	212,058		4,232,678
NeuStar, Cl. A	109,927	[a,b]	2,582,185
PTC	239,915	[b]	8,747,301
Rackspace Hosting	230,925	[b]	5,281,255
Science Applications International	87,213		4,630,138
Synopsys	313,696	[b]	14,906,834
Tyler Technologies	68,848	[b]	10,080,036
Ultimate Software Group	59,777	[b]	11,751,560
WebMD Health	77,373	[a,b]	4,854,382
WEX	79,372	[b]	7,499,860
			254,687,888
Technology Hardware & Equipment - 5.4%
3D Systems	220,560	[a,b]	3,901,706
ARRIS International	372,490	[b]	8,481,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 5.4% (continued)
Arrow Electronics	189,917	[b]	11,793,846
Avnet	271,928		11,181,679
Belden	87,368		5,516,416
Ciena	264,149	[b]	4,445,628
Cognex	176,306		6,264,152
Diebold	134,231	[a]	3,526,248
FEI	85,625		7,622,337
Ingram Micro, Cl. A	309,990		10,834,150
InterDigital	73,012		4,160,224
IPG Photonics	75,760	[b]	6,566,119
Jabil Circuit	399,473		6,934,851
Keysight Technologies	355,157	[b]	9,262,495
Knowles	178,791	[a,b]	2,390,436
Lexmark International, Cl. A	127,372		4,916,559
National Instruments	212,041		5,845,970
NCR	259,276	[b]	7,542,339
NetScout Systems	205,316	[b]	4,570,334
Plantronics	70,344		2,704,727
Polycom	280,106	[b]	3,347,267
SYNNEX	59,342		4,899,869
Tech Data	72,930	[b]	5,009,562
Trimble Navigation	519,663	[b]	12,445,929
VeriFone Systems	226,425	[b]	6,444,056
Vishay Intertechnology	279,725		3,401,456
Zebra Technologies, Cl. A	108,255	[b]	6,772,433
			170,782,385
Telecommunication Services - .2%
Telephone & Data Systems	196,541		5,811,717
Transportation - 2.0%
Alaska Air Group	259,854	[a]	18,301,517
Genesee & Wyoming, Cl. A	119,316	[a,b]	7,768,665
JetBlue Airways	664,845	[b]	13,157,283
Kirby	110,838	[b]	7,073,681
Landstar System	87,231		5,717,992
Old Dominion Freight Line	141,818	[a,b]	9,367,079
Werner Enterprises	90,571		2,295,069
			63,681,286
Utilities - 5.7%
Alliant Energy	234,822		16,559,647

Common Stocks - 97.5% (continued)	Shares		Value ($)
Utilities - 5.7% (continued)
Aqua America	366,793		11,612,666
Atmos Energy	211,254		15,326,478
Black Hills	106,371	[a]	6,445,019
Great Plains Energy	319,497		9,977,891
Hawaiian Electric Industries	225,610		7,375,191
IDACORP	105,376		7,663,996
MDU Resources Group	408,965		8,203,838
National Fuel Gas	175,847	[a]	9,759,508
New Jersey Resources	178,496		6,368,737
OGE Energy	413,735		12,242,419
ONE Gas	109,731		6,415,972
PNM Resources	163,737		5,187,188
Questar	362,930		9,098,655
Talen Energy	130,469	[b]	1,521,269
UGI	355,952		14,323,508
Vectren	173,257		8,463,604
Westar Energy	293,234		15,133,807
WGL Holdings	104,505		7,094,844
			178,774,237
Total Common Stocks (cost $2,166,945,784)			3,062,828,450
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.24%, 6/23/16 (cost $4,013,560)	4,015,000	[d]	4,014,201
Other Investment - 2.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $72,982,374)	72,982,374	[e]	72,982,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 5.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $182,928,874)	182,928,874	[e]	182,928,874
Total Investments (cost $2,426,870,592)	105.7%		3,322,753,899
Liabilities, Less Cash and Receivables	(5.7%)		(179,365,754)
Net Assets	100.0%		3,143,388,145

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $326,107,280 and the value of the collateral held by the fund was $337,466,121, consisting of cash collateral of $182,928,874 and U.S. Government & Agency securities valued at $154,537,247.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.9
Real Estate	10.1
Short-Term/Money Market Investments	8.2
Software & Services	8.1
Materials	7.3
Banks	6.4
Health Care Equipment & Services	6.0
Utilities	5.7
Technology Hardware & Equipment	5.4
Insurance	5.3
Energy	3.7
Retailing	3.7
Consumer Durables & Apparel	3.5
Diversified Financials	3.5
Consumer Services	2.8
Food, Beverage & Tobacco	2.7
Commercial & Professional Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Transportation	2.0
Semiconductors & Semiconductor Equipment	1.7
Media	1.5
Food & Staples Retailing	.8
Automobiles & Components	.6
Household & Personal Products	.6
Telecommunication Services	.2
105.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation at 04/30/2016 ($)

Financial Futures Long
E-mini Standard & Poor's Midcap	552	80,498,160	June 2016	1,915,402
Gross Unrealized Appreciation				1,915,402

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $326,107,280)—Note 1(b):
Unaffiliated issuers	2,170,959,344	3,066,842,651
Affiliated issuers	255,911,248	255,911,248
Cash		5,020,194
Dividends, interest and securities lending income receivable		1,725,796
Receivable for shares of Common Stock subscribed		1,035,218
Other assets		35,240
		3,330,570,347
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,264,981
Liability for securities on loan—Note 1(b)		182,928,874
Payable for shares of Common Stock redeemed		2,505,483
Payable for futures variation margin—Note 4		478,734
Accrued expenses		4,130
		187,182,202
Net Assets ($)		3,143,388,145
Composition of Net Assets ($):
Paid-in capital		2,100,712,213
Accumulated undistributed investment income—net		9,836,904
Accumulated net realized gain (loss) on investments		135,040,319
Accumulated net unrealized appreciation (depreciation) on investments (including $1,915,402 net unrealized appreciation on financial futures)		897,798,709
Net Assets ($)		3,143,388,145
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		92,861,636
Net Asset Value Per Share ($)		33.85

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	27,570,575
Affiliated issuers	43,596
Income from securities lending—Note 1(b)	650,338
Interest	2,226
Total Income	28,266,735
Expenses:
Management fee—Note 3(a)	3,754,550
Shareholder servicing costs—Note 3(b)	3,754,550
Directors’ fees—Note 3(a,c)	119,148
Loan commitment fees—Note 2	16,504
Interest expense—Note 2	5,020
Total Expenses	7,649,772
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(119,148)
Net Expenses	7,530,624
Investment Income—Net	20,736,111
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	164,470,523
Net realized gain (loss) on financial futures	(285,788)
Net Realized Gain (Loss)	164,184,735
Net unrealized appreciation (depreciation) on investments	(133,098,079)
Net unrealized appreciation (depreciation) on financial futures	711,054
Net Unrealized Appreciation (Depreciation)	(132,387,025)
Net Realized and Unrealized Gain (Loss) on Investments	31,797,710
Net Increase in Net Assets Resulting from Operations	52,533,821

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	20,736,111	35,425,173
Net realized gain (loss) on investments	164,184,735	331,676,274
Net unrealized appreciation (depreciation) on investments	(132,387,025)	(254,862,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,533,821	112,239,230
Dividends to Shareholders from ($):
Investment income—net	(36,004,235)	(34,999,103)
Net realized gain on investments	(329,464,989)	(194,304,335)
Total Dividends	(365,469,224)	(229,303,438)
Capital Stock Transactions ($):
Net proceeds from shares sold	417,932,587	830,100,003
Dividends reinvested	317,581,363	203,641,906
Cost of shares redeemed	(582,606,274)	(1,185,679,890)
Increase (Decrease) in Net Assets from Capital Stock Transactions	152,907,676	(151,937,981)
Total Increase (Decrease) in Net Assets	(160,027,727)	(269,002,189)
Net Assets ($):
Beginning of Period	3,303,415,872	3,572,418,061
End of Period	3,143,388,145	3,303,415,872
Undistributed investment income—net	9,836,904	25,105,028
Capital Share Transactions (Shares):
Shares sold	12,791,475	21,585,359
Shares issued for dividends reinvested	9,652,279	5,334,154
Shares redeemed	(17,217,041)	(30,572,506)
Net Increase (Decrease) in Shares Outstanding	5,226,713	(3,652,993)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Month Ended
April 30, 2016		Year Ended October 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	37.70	39.13	36.81	29.10	27.46	25.98
Investment Operations:
Investment income—net[a]	.23	.39	.37	.35	.26	.18
Net realized and unrealized gain (loss) on investments	.32	.81	3.64	8.80	2.72	1.91
Total from Investment Operations	.55	1.20	4.01	9.15	2.98	2.09
Distributions:
Dividends from investment income—net	(.43)	(.40)	(.32)	(.34)	(.20)	(.22)
Dividends from net realized gain on investments	(3.97)	(2.23)	(1.37)	(1.10)	(1.14)	(.39)
Total Distributions	(4.40)	(2.63)	(1.69)	(1.44)	(1.34)	(.61)
Net asset value, end of period	33.85	37.70	39.13	36.81	29.10	27.46
Total Return (%)	1.82[b]	2.98	11.21	32.84	11.51	8.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.38[c]	1.00	.98	1.07	.92	.64
Portfolio Turnover Rate	11.16[b]	19.45	16.22	10.41	12.76	19.40
Net Assets, end of period ($ x 1,000)	3,143,388	3,303,416	3,572,418	3,406,208	2,494,980	2,302,143

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	3,050,155,904	–	–	3,050,155,904
Equity Securities—Foreign Common Stocks†	12,672,546	–	–	12,672,546
Mutual Funds	255,911,248	–	–	255,911,248
U.S. Treasury	–	4,014,201	–	4,014,201
Other Financial Instruments:
Financial Futures††	1,915,402	–	–	1,915,402

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $178,955 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	38,685,785	358,952,354	324,655,765	72,982,374	2.3
Dreyfus Institutional Cash Advantage Fund	95,707,092	440,282,017	353,060,235	182,928,874	5.8
Total	134,392,877	799,234,371	677,716,000	255,911,248	8.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $41,972,772 and long-term capital gains $187,330,666. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016 was approximately $755,500 with a related weighted average annualized interest rate of 1.34%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $119,148.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, the fund was charged $3,754,550 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $641,763 and Shareholder Services Plan fees $641,763, which are offset against an expense reimbursement currently in effect in the amount of $18,545.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2016, amounted to $336,987,560 and $560,159,004, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	49,126,136

At April 30, 2016, accumulated net unrealized appreciation on investments was $895,883,307, consisting of $1,051,839,047 gross unrealized appreciation and $155,955,740 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second

Circuit. As of May 20, 2016, the Second Circuit has not ruled on either request.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

NOTE 6—Subsequent Event:

On May 17, 2016, the Board approved, effective on or about August 31, 2016, a proposal to commence offering Class I shares as a new class of shares of the fund, and the redesignation of existing shares as Investor shares.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was within three basis points of the Performance Group median for all periods and above the Performance Universe median for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and that the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Midcap Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	PESPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0113SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)